FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The Group's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2018
	Fair value measurements using input type
	Level 2	Level 3	Total

Marketable securities	$19,602	$-	$19,602
Financial liabilities related to foreign currency derivative hedging contracts	(293)	-	(293)
Earn-Out liability related to the acquisition of ACS	-	(433)	(433)

Total financial net assets (liabilities)	$19,309	$(433)	$18,876

	December 31, 2017
	Fair value measurements using input type
	Level 2	Level 3	Total

Marketable securities	$27,562	$-	$27,562
Earn-Out liability related to the acquisition of ACS	-	(378)	(378)

Total financial net assets (liabilities)	$27,562	$(378)	$27,184

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair value measurements using significant unobservable inputs (Level 3):

Balance at January 1, 2018	$(378)
Payment of earn out liability	151
Adjustment due to change in the forecast of earn-out consideration	(198)
Adjustment due to time change value	(8)

Balance at December 31, 2018	$(433)